UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing the Report:

Name:	 Pillar Point Equity Management, LLC
Address: 333 Gellert Boulevard, Suite 121
	 Daly City, CA 94015

Form 13-F File Number:  028-05231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Craig A. MacLeod
Title:	Secretary
Phone:	650-758-0134

Signature, Place and Date of Signing:

	Craig A. MacLeod		Daly City, CA	November 7, 2000

Report Type (Check only one.):

[  ]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[ X]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

	Form 13F File Number		Name

	28-6122			Pillar Point Capital Management, Inc.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  15

Form 13F Information Total Value Total:  $7,851

List of Other Included Managers:

	NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107      441  4604.00 SH       SOLE                  4604.00
BANK NEW YORK INC              COM              064057102      224  4000.00 SH       SOLE                  4000.00
CITIGROUP INC                  COM              172967101      297  5499.00 SH       SOLE                  5499.00
EMC CORP                       COM              268648102      615  6200.00 SH       SOLE                  6200.00
GOLDMAN SACHS GROUP INC        COM              38141G104      205  1800.00 SH       SOLE                  1800.00
HOUSEHOLD INTL INC             COM              441815107      238  4200.00 SH       SOLE                  4200.00
INTEGRATED DEVICE TECH INC     COM              458118106      235  2600.00 SH       SOLE                  2600.00
MBNA CORP                      COM              55262L100      291  7550.00 SH       SOLE                  7550.00
NETWORK APPLIANCE INC          COM              64120L104      293  2300.00 SH       SOLE                  2300.00
ORACLE CORP                    COM              68389X105      961 12200.00 SH       SOLE                 12200.00
QUALCOMM INC                   COM              747525103      862 12100.00 SH       SOLE                 12100.00
SUN MICROSYSTEMS INC           COM              866810104      642  5500.00 SH       SOLE                  5500.00
TEXAS INSTRUMENTS INC          COM              882508104      217  4600.00 SH       SOLE                  4600.00
VERITAS SOFTWARE CORP          COM              923436109     2027 14277.00 SH       SOLE                 14277.00
NOKIA CORP SPONSORED ADR       ADR              654902204      303  7600.00 SH       SOLE                  7600.00